Acquisition	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Acquisition
Acquisition

NOTE 11 – Acquisition

On March 31, 2015, the Company acquired certain assets from Vintage Specialists, LLC. The purchased assets included certain inventory defined in the agreement and the trade name "Smarterita".  Consideration for the acquisition was 4,500,000 restricted shares of the Company’s common stock. The acquisition is being accounted for as a business combination in accordance with ASC 805 "Business Combinations".  The total purchase price for the acquisition was allocated to the net tangible assets based upon their estimated fair values as of March 31, 2015 as set forth below.  The excess of the purchase price over the net assets was recorded as goodwill. The following table summarizes the estimated fair values of the assets assumed at the acquisition date.

Inventory	$39,142
Goodwill	$1,024,358
Total Consideration	$1,063,500

The Company initially had considered entering into the markets served by Smarterita Brands, but has decided to refocus its efforts on other business opportunities. As of June 30, 2015, the full amount of goodwill acquired has been impaired.

Vintage Specialist, LLC did not have any revenues prior to the acquisition and minimal operating expenses. Pro forma historical results have not been presented since they would not be material to the financial statements.

NOTE 11 – Acquisition

On March 31, 2015, the Company acquired certain assets from Vintage Specialists, LLC. The purchased assets included certain inventory defined in the agreement and the trade name "Smarterita".  Consideration for the acquisition was 4,500,000 restricted shares of the Company’s common stock. The acquisition is being accounted for as a business combination in accordance with ASC 805 "Business Combinations".  The total purchase price for the acquisition was allocated to the net tangible assets based upon their estimated fair values as of March 31, 2015 as set forth below.  The excess of the purchase price over the net assets was recorded as goodwill. The following table summarizes the estimated fair values of the assets assumed at the acquisition date.

Inventory	$39,142
Goodwill	$1,024,358
Total Consideration	$1,063,500

The Company initially had considered entering into the markets served by Smarterita Brands, but has decided to refocus its efforts on other business opportunities. As of June 30, 2015, the full amount of goodwill acquired has been impaired.

Vintage Specialist, LLC did not have any revenues prior to the acquisition and minimal operating expenses. Pro forma historical results have not been presented since they would not be material to the financial statements.